Annual Total Returns - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Emerging Markets Index Fund - Fidelity Emerging Markets Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	(4.69%)
Annual Return 2014	0.59%
Annual Return 2015	(15.84%)
Annual Return 2016	11.26%
Annual Return 2017	37.65%
Annual Return 2018	(14.63%)
Annual Return 2019	18.26%
Annual Return 2020	17.82%
Annual Return 2021	(3.04%)
Annual Return 2022	(20.07%)